INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	4	6	3
Income tax restructuring related to IEnova stock offerings	4	―	―
State income taxes, net of federal income tax benefit	1	(1)	2
Utility repairs expenditures	(5)	(8)	(1)
Tax credits	(3)	(7)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(3)	(4)	(8)
Self-developed software expenditures	(3)	(5)	(3)
Adjustments to prior years’ income tax items	(3)	(1)	―
Allowance for equity funds used during construction	(1)	(4)	(2)
Variable interest entities	(1)	(1)	―
Life insurance contracts	―	(7)	―
Mexican foreign exchange and inflation effects	―	1	(1)
Other, net	1	2	(1)
Effective income tax rate	26%	6%	23%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	4	4
State income taxes, net of federal income tax benefit	3	4	5
Utility repairs expenditures	(4)	(4)	(1)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(4)	(4)
Variable interest entity	(1)	(1)	(1)
Adjustments to prior years’ income tax items	(1)	(3)	―
Other, net	(1)	(1)	(1)
Effective income tax rate	31%	27%	34%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	6	7	6
State income taxes, net of federal income tax benefit	4	3	4
Utility repairs expenditures	(9)	(12)	―
Self-developed software expenditures	(6)	(9)	(7)
Adjustments to prior years’ income tax items	(5)	―	―
Allowance for equity funds used during construction	(1)	(2)	(2)
Other, net	―	(1)	(3)
Effective income tax rate	24%	21%	33%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2013	2012	2011
U.S.	$941	$442	$1,011
Non-U.S.	489	501	712
Total	$1,430	$943	$1,723

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated
Current:
U.S. Federal	$(70)	$(36)	$76
U.S. State	(5)	(6)	(3)
Non-U.S.	107	144	149
Total	32	102	222
Deferred:
U.S. Federal	275	(63)	176
U.S. State	15	3	43
Non-U.S.	48	20	(45)
Total	338	(40)	174
Deferred investment tax credits	(4)	(3)	(2)
Total income tax expense	$366	$59	$394
SDG&E
Current:
U.S. Federal	$9	$(109)	$(59)
U.S. State	11	14	6
Total	20	(95)	(53)
Deferred:
U.S. Federal	149	255	253
U.S. State	24	30	36
Total	173	285	289
Deferred investment tax credits	(2)	―	1
Total income tax expense	$191	$190	$237
SoCalGas
Current:
U.S. Federal	$4	$(73)	$(6)
U.S. State	(5)	24	19
Total	(1)	(49)	13
Deferred:
U.S. Federal	103	136	128
U.S. State	16	(6)	5
Total	119	130	133
Deferred investment tax credits	(2)	(2)	(3)
Total income tax expense	$116	$79	$143

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2013	2012
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$3,951	$3,710
Regulatory balancing accounts	663	770
Unrealized revenue	15	3
Loss on reacquired debt	8	9
Property taxes	50	46
Difference in financial and tax bases of partnership interests	256	118
Other deferred income tax liabilities	72	55
Total deferred income tax liabilities	5,015	4,711
Deferred income tax assets:
Tax credits	105	67
Equity losses	16	16
Net operating losses	2,023	1,898
Compensation-related items	128	156
Postretirement benefits	264	587
Other deferred income tax assets	14	90
State income taxes	30	58
Bad debt allowance	8	8
Litigation and other accruals not yet deductible	20	7
Deferred income tax assets before valuation allowances	2,608	2,887
Less: valuation allowances	96	128
Total deferred income tax assets	2,512	2,759
Net deferred income tax liability	$2,503	$1,952
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2013	2012	2013	2012
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,040	$1,947	$1,045	$938
Regulatory balancing accounts	411	344	265	439
Loss on reacquired debt	3	4	6	7
Property taxes	36	32	16	15
Other	25	22	―	―
Total deferred income tax liabilities	2,515	2,349	1,332	1,399
Deferred income tax assets:
Net operating losses	440	446	65	34
Postretirement benefits	57	137	126	370
Tax credits	15	16	12	14
Compensation-related items	13	14	38	48
State income taxes	22	31	10	18
Litigation and other accruals not yet deductible	45	38	27	21
Hedging transaction	1	1	5	7
Other	4	4	11	9
Total deferred income tax assets	597	687	294	521
Net deferred income tax liability	$1,918	$1,662	$1,038	$878
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2013	2012	2013	2012	2013	2012
Current (asset) liability	$(301)	$(148)	$(103)	$26	$45	$(3)
Noncurrent liability	2,804	2,100	2,021	1,636	993	881
Total	$2,503	$1,952	$1,918	$1,662	$1,038	$878

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated:
Total	$90	$82		$72
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(86)	$(81)		$(72)
increase the effective tax rate	19	16		7
SDG&E:
Total	$17	$12		$7
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(14)	$(12)		$(7)
increase the effective tax rate	11	12		7
SoCalGas:
Total	$13	$5	$	―
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(13)	$(5)	$	―
increase the effective tax rate	8	4		―

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2013	2012		2011
Sempra Energy Consolidated:
Balance as of January 1	$82		$72		$97
Increase in prior period tax positions	26		2		7
Decrease in prior period tax positions	(24)		(1)		(26)
Increase in current period tax positions	7		10		3
Settlements with taxing authorities	(1)		(1)		(9)
Balance as of December 31	$90		$82		$72
SDG&E:
Balance as of January 1	$12		$7		$5
Increase in prior period tax positions	7		1		―
Decrease in prior period tax positions	(4)		―		―
Increase in current period tax positions	2		4		2
Balance as of December 31	$17		$12		$7
SoCalGas:
Balance as of January 1	$5	$	―		$8
Increase in prior period tax positions	4		―		2
Increase in current period tax positions	5		5		―
Settlements with taxing authorities	(1)		―		(10)
Balance as of December 31	$13		$5	$	―

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties						Accrued interest and penalties
	Years ended December 31,						December 31,
	2013		2012		2011		2013		2012
Sempra Energy Consolidated:
Interest expense (income)		$1	$	―		$(3)		$4	$3
Penalties		―		―		(1)		3	3
SDG&E:
Interest expense	$	―	$	―	$	―		$1	$1
SoCalGas:
Interest (income) expense		$(1)	$	―		$(1)	$	―	$1

Summary Of Positions For Which Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2013	2012	2011
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$(7)	$(7)		$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	(63)	(10)		―
	$(70)	$(17)		$(7)
SDG&E:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	$(14)	$(5)	$	―
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	$(11)	$(4)	$	―